Goodwill and other intangible assets - Summary of movements of goodwill and intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	$ 8,587
Impairment charges	(45)	$ (9)	$ 0
Intangible assets and goodwill at end of period	9,006	8,587
Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	22,376	22,241
Impact of business combinations	1,112	75
Additions	144	207
Reclassifications	0
Disposals and derecognitions	(60)	(147)
Currency translation effects	6
Intangible assets and goodwill at end of period	23,578	22,376	22,241
Accumulated amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(13,789)	(13,181)
Amortization charge	(784)	(743)
Disposals and derecognitions	49	144
Impairment charges	(45)	(9)
Currency translation effects	(3)
Intangible assets and goodwill at end of period	(14,572)	(13,789)	(13,181)
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	8,946
Intangible assets and goodwill at end of period	9,256	8,946
Goodwill | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	8,946	8,926
Impact of business combinations	303	20
Currency translation effects	7
Intangible assets and goodwill at end of period	9,256	8,946	8,926
Goodwill | Accumulated amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	0	0
Intangible assets and goodwill at end of period		0	0
Alcon brand name
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	2,980
Intangible assets and goodwill at end of period	2,980	2,980
Alcon brand name | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	2,980	2,980
Intangible assets and goodwill at end of period	2,980	2,980	2,980
Alcon brand name | Accumulated amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	0	0
Intangible assets and goodwill at end of period		0	0
Acquired in-process research & development
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	775
Intangible assets and goodwill at end of period	1,381	775
Acquired in-process research & development | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	963	918
Impact of business combinations	853
Additions	22	45
Reclassifications	(268)
Currency translation effects	1
Intangible assets and goodwill at end of period	1,571	963	918
Acquired in-process research & development | Accumulated amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(188)	(179)
Impairment charges	(2)	(9)
Intangible assets and goodwill at end of period	(190)	(188)	(179)
Technologies
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	28
Intangible assets and goodwill at end of period	6	28
Technologies | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	5,348	5,369
Disposals and derecognitions	(4)	(21)
Intangible assets and goodwill at end of period	5,344	5,348	5,369
Technologies | Accumulated amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(5,320)	(5,309)
Amortization charge	(22)	(32)
Disposals and derecognitions	4	21
Intangible assets and goodwill at end of period	(5,338)	(5,320)	(5,309)
Currently marketed products
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	1,744
Intangible assets and goodwill at end of period	1,828	1,744
Currently marketed products | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	6,229	6,204
Impact of business combinations	259	75
Additions		32
Reclassifications	268
Disposals and derecognitions	(3)	(82)
Currency translation effects	4
Intangible assets and goodwill at end of period	6,757	6,229	6,204
Currently marketed products | Accumulated amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(4,485)	(4,186)
Amortization charge	(402)	(378)
Disposals and derecognitions	3	79
Impairment charges	(43)
Currency translation effects	(2)
Intangible assets and goodwill at end of period	(4,929)	(4,485)	(4,186)
Marketing know-how
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	2,622
Intangible assets and goodwill at end of period	2,384	2,622
Marketing know-how | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	5,960	5,960
Intangible assets and goodwill at end of period	5,960	5,960	5,960
Marketing know-how | Accumulated amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(3,338)	(3,099)
Amortization charge	(238)	(239)
Intangible assets and goodwill at end of period	(3,576)	(3,338)	(3,099)
Other intangible assets (including software)
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	438
Intangible assets and goodwill at end of period	427	438
Other intangible assets (including software) | Cost
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	896	810
Additions	122	130
Disposals and derecognitions	(53)	(44)
Currency translation effects	1
Intangible assets and goodwill at end of period	966	896	810
Other intangible assets (including software) | Accumulated amortization
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(458)	(408)
Amortization charge	(122)	(94)
Disposals and derecognitions	42	44
Currency translation effects	(1)
Intangible assets and goodwill at end of period	$ (539)	$ (458)	$ (408)